REVENUES FROM CONTRACTS WITH CUSTOMERS (Tables)	9 Months Ended
Sep. 30, 2024
REVENUES FROM CONTRACTS WITH CUSTOMERS
Schedule of revenues from contracts with customers disaggregated by product category and timing of transfer

The following table presents total revenue from contracts with customers disaggregated by investment product for the periods ended September 30 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Revenue From Contracts With Customers	2024	2023	2024	2023
Variable annuities and other insurance commissions	$24,873	$26,614	$74,943	$77,455
Mutual fund commissions	5,129	4,149	15,037	13,860
Securities commissions	3,201	3,165	8,790	8,737
Alternative investments	1,577	1,541	4,065	4,060
Advisory fees	6,246	5,448	18,250	16,334
Total Revenue From Contracts With Customers	$41,026	$40,917	$121,085	$120,446

The following tables presents sales-based and trailing revenues disaggregated by product category for the periods ended September 30 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Sales-based (Point in time)	2024	2023	2024	2023
Variable annuities and other insurance commissions	$10,796	$13,051	$31,826	$39,461
Mutual fund commissions	946	1,198	3,471	3,982
Securities commissions	3,201	3,165	8,790	8,737
Alternative investments	1,498	1,526	3,971	4,004
Total Sales Based Revenues	$16,441	$18,939	$48,058	$56,184

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Trailing (Over time)	2024	2023	2024	2023
Variable annuities and other insurance commissions	$14,077	$13,564	$43,117	$37,994
Mutual fund commissions	4,183	2,951	11,566	9,878
Advisory fees	6,246	5,448	18,250	16,334
Alternative investments	80	15	95	56
Total Trailing Revenues	24,585	21,978	73,027	64,262
Total Revenue From Contracts With Customers	$41,026	$40,917	$121,085	$120,446